Total
Neuberger Berman Strategic Income Fund
Neuberger Berman Income Funds®  (“Income Funds”)
Neuberger Berman Strategic Income Fund
Class A, Class C, and Institutional Class

Supplement to the Class A, Class C and Institutional Class Summary Prospectus and Prospectus of Neuberger Berman Strategic Income Fund, dated February 28, 2024

Effective May 6, 2024, the following changes to the Class A sales charge apply to the Class A, Class C and Institutional Class Summary Prospectus and Prospectus of Neuberger Berman Strategic Income Fund:

1.
The sections of the Class A, Class C and Institutional Class Summary Prospectus and Prospectus entitled “Fees and Expenses” and “Expense Example” are hereby deleted in their entirety and replaced with the following:

2.
The first two rows of the table under the “Your Investment – Summary of Primary Differences Among Share Classes” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund are deleted and replaced with the following:

Class A Shares
Initial sales charge
For all Funds, except Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund, up to 4.25% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)

For Neuberger Berman Short Duration Bond Fund, up to 2.50% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
For Neuberger Berman Strategic Income Fund, up to 2.50% (reduced for purchases of $50,000 or more and eliminated for purchases of $250,00 or more)

Contingent deferred sales charge
None (except that for all Funds other than Neuberger Berman Strategic Income Fund, a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge, and for Neuberger Berman Strategic Income Fund, a charge of 0.75% applies to certain redemptions made within 18 months following purchases of $250,000 or more without an initial sales charge)

3.
The second paragraph of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund is deleted and replaced with the following:

For all Funds, except Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund

4.
The following is added after the second table of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund:

For Neuberger Berman Strategic Income Fund

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price
Less than $50,000	2.50%	2.56%	2.25%
$50,000 or more but less than $100,000	2.25%	2.30%	2.00%
$100,000 or more but less than $250,000	2.00%	2.04%	1.75%
$250,000 or more and certain other investments described below	None	None	0.75%

5.
The following is added prior to the second to last paragraph of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund:

For all Funds, except Neuberger Berman Strategic Income Fund

6.
The following is added as the last two paragraphs of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund:

For Neuberger Berman Strategic Income Fund

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 0.75% charge for Neuberger Berman Strategic Income Fund described below due to rounding.

Except as provided below, for Neuberger Berman Strategic Income Fund, investments in Class A shares of $250,000 or more may be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less.
The date of this supplement is April 4, 2024.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 159 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Neuberger Berman Strategic Income Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		2.50%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Neuberger Berman Strategic Income Fund		Class A	Class C	Institutional Class
Management fees		0.67%	0.67%	0.55%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.05%	0.05%	0.05%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual operating expenses		0.99%	1.74%	0.62%
Fee waivers and/or expense reimbursement		none	0.03%	0.01%
Total annual operating expenses after fee waivers and/or expense reimbursement	[1]	0.99%	1.71%	0.61%
[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.99%, 1.69% and 0.59% of average net assets, respectively. Each of these undertakings lasts until 10/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.99%, 1.69% and 0.59% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

(assuming redemption)
Expense Example - Neuberger Berman Strategic Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	348	557	783	1,433
Class C	274	539	935	2,044
Institutional Class	62	195	343	771

(assuming no redemption)
Expense Example No Redemption - Neuberger Berman Strategic Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	348	557	783	1,433
Class C	174	539	935	2,044
Institutional Class	62	195	343	771